UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Weston Capital Management Inc.
                  ------------------------------
Address:          12424 Wilshire Blvd., Suite 1115
                  --------------------------------
                  Los Angeles, CA  90025
                  ----------------------



Form 13F File Number:    28-04065
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan E. Weston
         --------------------------
Title:   Chief Executive Officer
         --------------------------
Phone:   310-826-0811
         --------------------------

Signature, Place, and Date of Signing:

     /s/ Alan E. Weston             Los Angeles, CA                  2000
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                 -------------------
Form 13F Information Table Entry Total:               95
                                                 -------------------
Form 13F Information Table Value Total:            $122,729
                                                 -------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock 2008 Insured Municip CU               09247k109     1547   112500 SH       SOLE                   112500
Blackrock CA Insured 2008      CU               09247g108     2454   176900 SH       SOLE                   176900
Blackrock NY Insd 2008 Com     CU               09247l107      147    10000 SH       SOLE                    10000
Blackrock 2000 Target Term Tru CI               092476100     5444   565650 SH       SOLE                   565650
Blackrock 2001 Term Trust      CI               092477108     3156   358100 SH       SOLE                   358100
Blackrock 2002 Strategic Term  CI               09247p108     3426   388800 SH       SOLE                   388800
Blackrock 2004 Invest Qual Ter CI               09247j102      108    13700 SH       SOLE                    13700
Income Opportunities Fund 2000 CI               45333q105      234    23500 SH       SOLE                    23500
TCW/DW Term Tr 2002            CI               87234t101      240    26500 SH       SOLE                    26500
'S&P 500' Depository Receipts  COM              78462F103     2354 16025.00 SH       SOLE                 16025.00
3Com Corp.                     COM              885535104      423  9010.00 SH       SOLE                  9010.00
AT&T Liberty Media Group Cl A  COM              001957208     1617 28459.00 SH       SOLE                 28459.00
Abbott Labs                    COM              002824100     1721 47400.00 SH       SOLE                 47400.00
Abiomed Inc                    COM              003654100      588 16000.00 SH       SOLE                 16000.00
America Online Inc.            COM              02364J104      554  7300.00 SH       SOLE                  7300.00
American Express               COM              025816109      582  3500.00 SH       SOLE                  3500.00
American Home Products         COM              026609107     1146 29200.00 SH       SOLE                 29200.00
American Tel & Tel             COM              001957109      338  6643.00 SH       SOLE                  6643.00
Amgen, Inc                     COM              031162100     2907 48400.00 SH       SOLE                 48400.00
At Home Corp.                  COM              045919107      238  5552.05 SH       SOLE                  5552.05
Bankamerica Corp               COM              06605f102      477  9506.00 SH       SOLE                  9506.00
Berkshire Hathaway 'B'         COM              084670207      690   377.00 SH       SOLE                   377.00
Bestfoods                      COM              08658u101      254  4840.00 SH       SOLE                  4840.00
Bristol Myers Squibb           COM              110122108     2646 41230.00 SH       SOLE                 41230.00
CBS Corp.                      COM              12490k107     1925 30105.00 SH       SOLE                 30105.00
Cadiz Inc.                     COM              127537108      737 77600.00 SH       SOLE                 77600.00
Chevron Corp                   COM              166751107      405  4680.00 SH       SOLE                  4680.00
Cisco Systems                  COM              17275r102     3672 34277.00 SH       SOLE                 34277.00
Citigroup Inc.                 COM              172967101      604 10850.00 SH       SOLE                 10850.00
Coca Cola                      COM              191216100     2936 50407.00 SH       SOLE                 50407.00
Colgate Palmolive Co.          COM              194162103      897 13800.00 SH       SOLE                 13800.00
Comcast Corp Class A Special   COM              200300200     1226 24250.00 SH       SOLE                 24250.00
Convergys Corp.                COM              212485106      234  7600.00 SH       SOLE                  7600.00
Dell Computer                  COM              247025109     1531 30025.00 SH       SOLE                 30025.00
Disney (Walt) Holding Co.      COM              254687106     1377 47090.00 SH       SOLE                 47090.00
EMC Corp. Mass.                COM              268648102      481  4400.00 SH       SOLE                  4400.00
Enron Corp.                    COM              293561106     1955 44065.00 SH       SOLE                 44065.00
Exxon Mobil Corp.              COM              30231g102     2851 35384.00 SH       SOLE                 35384.00
Firstar Corp. New              COM              33763v109     1058 50100.00 SH       SOLE                 50100.00
GTE Corp                       COM              362320103      871 12350.00 SH       SOLE                 12350.00
General Electric Co            COM              369604103     6149 39735.00 SH       SOLE                 39735.00
Genzyme Corp                   COM              372917104      430  9550.00 SH       SOLE                  9550.00
Gillette Co.                   COM              375766102      865 21000.00 SH       SOLE                 21000.00
Home Depot                     COM              437076102     1959 28500.00 SH       SOLE                 28500.00
Honeywell Intl. Inc.           COM              438516106     1448 25100.00 SH       SOLE                 25100.00
Intel Corp                     COM              458140100     2832 34400.00 SH       SOLE                 34400.00
Intelidata Technologies Corp.  COM              45814t107      852 205000.00SH       SOLE                205000.00
Johnson & Johnson Inc          COM              478160104     2118 22712.00 SH       SOLE                 22712.00
Keystone Automotive            COM              49338n109       82 14000.00 SH       SOLE                 14000.00
Lucent Technologies            COM              549463107     6102 81354.00 SH       SOLE                 81354.00
MCI Worldcom Inc.              COM              55268B106     4591 86518.50 SH       SOLE                 86518.50
Main Street & Main Inc. New    COM              560345308      172 52950.00 SH       SOLE                 52950.00
Manulife Financial             COM              56501r106      197 15500.00 SH       SOLE                 15500.00
McDonalds Corp.                COM              580135101      294  7300.00 SH       SOLE                  7300.00
Media One Group                COM              912889201      492  6400.00 SH       SOLE                  6400.00
Medtronic Inc                  COM              585055106      619 17000.00 SH       SOLE                 17000.00
Merck & Co Inc                 COM              589331107     7495 111550.00SH       SOLE                111550.00
Merrill Lynch & Co., Inc.      COM              590188108      387  4650.00 SH       SOLE                  4650.00
Microsoft                      COM              594918104     2506 21468.00 SH       SOLE                 21468.00
Motorola Inc                   COM              620076109      835  5673.00 SH       SOLE                  5673.00
Nokia Corp. ADR 'A'            COM              654902204      382  2000.00 SH       SOLE                  2000.00
Office Depot                   COM              676220106      173 15700.00 SH       SOLE                 15700.00
Oracle Corporation             COM              68389x105     5596 49933.00 SH       SOLE                 49933.00
Peoplesoft, Inc.               COM              712713106      301 14100.00 SH       SOLE                 14100.00
Pfizer Inc.                    COM              717081103      662 20400.00 SH       SOLE                 20400.00
Proctor & Gamble               COM              742718109     2747 25073.00 SH       SOLE                 25073.00
Psinet, Inc.                   COM              74437c101      216  3500.00 SH       SOLE                  3500.00
Qwest Communications Intl. Inc COM              749121109     1254 29166.00 SH       SOLE                 29166.00
Royal Dutch Petroleum          COM              780257804      866 14295.00 SH       SOLE                 14295.00
Schering-Plough Corp           COM              806605101     2984 70426.00 SH       SOLE                 70426.00
Seagate Technology             COM              811804103      233  5000.00 SH       SOLE                  5000.00
Staples Inc.                   COM              855030102      265 12750.00 SH       SOLE                 12750.00
Star Telecommunication         COM              854923109      119 15000.00 SH       SOLE                 15000.00
Starbucks Corp.                COM              855244109      776 32000.00 SH       SOLE                 32000.00
Sun Microsystems               COM              866810104      480  6200.00 SH       SOLE                  6200.00
Texaco Inc                     COM              881694103      722 13300.00 SH       SOLE                 13300.00
Time Warner Inc.               COM              887315109      448  6200.00 SH       SOLE                  6200.00
Trinity Biotech                COM              896438108       17 10000.00 SH       SOLE                 10000.00
UIT Diamonds TR Ser 1 (DJIA)   COM              252787106     1739 15100.00 SH       SOLE                 15100.00
US West, Inc.                  COM              91273h101     1245 17288.00 SH       SOLE                 17288.00
Wal-Mart Stores Inc            COM              931142103      810 11720.00 SH       SOLE                 11720.00
Warner Lambert Co              COM              934488107      583  7116.00 SH       SOLE                  7116.00
Western Resources Inc.         COM              959425109      196 11600.00 SH       SOLE                 11600.00
Motorola CALLs exer price 75;  CALL             6200789a5     -328      -45 SH  CALL SOLE                      -45
Oracle CALLs adj #1.5x ex. px. CALL             6839629a4     -766      -50 SH  CALL SOLE                      -50
U.S. West LEAPs exer price 55; CALL             9129309a4     -267     -112 SH  CALL SOLE                     -112
Alliance Capital Mgmt Hldng LP LTD              01855a101      930 31050.00 SH       SOLE                 31050.00
Buckeye Partners LP            LTD              118230101     1159 44568.00 SH       SOLE                 44568.00
Nvest LP                       LTD              67065f107      564 35500.00 SH       SOLE                 35500.00
Pimco Advisors Hldgs LP        LTD              69338p102      798 21185.00 SH       SOLE                 21185.00
Equity Office PPty TR          REIT             294741103      364 14800.000SH       SOLE                14800.000
Equity Residential Properties  REIT             29476l107      347 8134.000 SH       SOLE                 8134.000
Meditrust Corp (Pair Certifica REIT             58501t306      107 19482.000SH       SOLE                19482.000
Nationwide Health Properties I REIT             638620104      174 12650.000SH       SOLE                12650.000
Spieker Properties, Inc.       REIT             848497103      355 9750.000 SH       SOLE                 9750.000
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